Commitments and Contingencies (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 HKD ($)	Mar. 27, 2026 USD ($)	Mar. 27, 2026 CNY (¥)	Dec. 31, 2025 HKD ($)
Commitments and Contingencies [Abstract]
Total commitments	$ 200,000			$ 1.2			$ 0
Claims totaling	30,000		¥ 200,000
Compensation of injury totaling	81,000	¥ 548,000
Worker regarding injury compensation	$ 31,000	¥ 208,000
compensation difference					$ 1,200	¥ 8,000